Leases	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Leases
(9)	Leases
The Company leases real estate property for branches and office space. At December 31, 2025 and 2024, all of the Company’s leases are classified as operating leases.
The Company determines if an arrangement is a lease at inception. Topic 842 requires lessees to recognize a right-of-use
asset and a lease liability, measured at the present value of the future minimum lease payments, at the lease commencement date. The calculated amount of the right-of-use
asset and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. At December 31, 2025 and 2024, the weighted average remaining lease term for operating leases was 5.5 years and 5.7 years, respectively, and the weighted average discount rate used in the measurement of operating lease liabilities was 3.39% and 3.30%, respectively.
The Company elected to account for the lease and
non-lease
components separately since such amounts are readily determinable under the Company’s lease contracts. Operating lease expense is recognized on a straight-line basis over the lease term, while variable lease payments are recognized as incurred. Variable lease payments include common area maintenance charges, real estate taxes, repairs and maintenance costs and utilities. Operating and variable lease expenses are recorded in occupancy expense in the Consolidated Statements of Income. During the years ended December 31, 2025 and 2024, operating and variable lease expenses totaled approximately $3.2 million and $2.8 million, respectively.
There were no sale and leaseback transactions, leveraged leases or lease transactions with related parties during the years ended December 31, 2025 and 2024. At December 31, 2025, the Company had no leases which had not yet commenced.

The following table summarizes lease payment obligations for each of the next five years and thereafter as follows:

	Lease Payment Obligations at December 31,
	2025	2024
	(In thousands)
One year or less	$4,658	$4,666
After one year to two years	3,850	4,232
After two years to three years	3,283	3,272
After three years to four years	2,296	2,809
After four years to five years	1,149	1,899
Thereafter	2,953	2,742

Total undiscounted cash flows	18,189	19,620
Discount on cash flows	(1,666)	(1,796)

Total lease liability	$16,523	$17,824

Northfield Bancorp, Inc. [Member]
Leases [Line Items]
Leases
(20)	Leases
The Company’s leases primarily relate to real estate property for branches and office space with terms extending from five months up to 29.5 years. At December 31, 2025, all of the Company’s leases are classified as operating leases, which are required to be recognized on the consolidated balance sheets as a right-of-use
asset and a corresponding lease liability.
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
assets and operating lease liabilities on the consolidated balance sheets.
Right-of-use
assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease right-of-use
assets and liabilities are recorded at the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, at lease inception, over a similar term in determining the present value of lease payments. Certain leases include options to renew, with one or more renewal terms ranging from five
to ten years. If the exercise of a renewal option is considered to be reasonably certain, the Company includes the extended term in the calculation of the right-of-use
asset and lease liability.
At December 31, 2025, the Company’s operating lease
right-of-use
assets and operating lease liabilities included on the consolidated balance sheet were $25.8 million and $29.6 million, respectively. At December 31, 2024, the Company’s operating lease right-of-use
assets and operating lease liabilities included on the consolidated balance sheet were $27.8 million and $32.2 million, respectively. Operating lease expense is recognized on a straight-line basis over the lease term, while variable lease payments are recognized as incurred. Variable lease payments include common area maintenance charges, real estate taxes, repairs and maintenance costs and utilities. Operating and variable lease expenses are recorded in occupancy expense on the consolidated statements of comprehensive income.
Supplemental lease information at or for the years ended December 31, 2025, 2024, and 2023 is as follows (dollars in thousands):

	At or for the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$5,859	$5,846	$6,037
Variable lease cost	4,122	3,776	3,844

Net lease cost	$9,981	$9,622	$9,881

Cash paid for amounts included in measurement of operating lease liabilities	$6,437	$6,406	$6,487

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,786	$2,227	$645

Weighted average remaining lease term (in years)	10.58 years	10.80 years	11.09 years
Weighted average discount rate	3.75%	3.69%	3.60%

The following table summarizes lease payment obligations for each of the next five years and thereafter in addition to a reconcilement to the Company’s current lease liability (dollars in thousands):

Year	Amount
2026	$6,009
2027	4,940
2028	4,691
2029	3,235
2030	2,793
Thereafter	15,490

Total lease payments	37,158
Less: imputed interest	(7,515)

Present value of lease liabilities	$29,643

Net rental expense included in occupancy expense was approximately $5.9 million, $6.0 million, and $6.0 million for the years ended December 31, 2025, 2024, and 2023, respectively.
As of December 31, 2025, the Company had not entered into any leases that have not yet commenced.